Revenues from Contracts with Customers - Summary of Costs of Goods and Real Estate Sold and Service Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 2,874,583	¥ 2,542,995	¥ 2,453,648
Costs of goods sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	226,368	184,674	179,799
Costs of real estate sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	105,620	87,159	88,828
Asset management and servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	74,079	69,377	58,376
Automobile related services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	63,957	56,832	56,880
Facilities operation
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	88,275	69,926	65,979
Environment and energy services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	131,409	136,426	109,923
Real estate management and brokerage
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	96,104	93,296	88,973
Real estate contract work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	137,337	139,430	132,656
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	43,168	38,858	47,314
Expenses of costs of goods and real estate sold and services expenses
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 966,317	¥ 875,978	¥ 828,728